Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0000873303
Registrant Name	Sarepta Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES